Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Investment in Securities
Carrying amount	¥ 491,447	¥ 489,908
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	(1,088)
Carrying amount	28,220
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in Securities	Investment in Securities
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense
Installment Loans
Carrying amount	¥ 22,451	¥ 15,882
The cumulative amount of fair value hedging adjustments included in the carrying amount	(92)	0
Carrying amount
The cumulative amount of fair value hedging adjustments included in the carrying amount
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in Securities	Investment in Securities
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense